UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31
Date of reporting period:	July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Premium Dividend Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsPremium Dividend Fund

As of 7-31-16 (unaudited)
	Shares	Value
Preferred securities 96.7% (66.2% of Total investments)		$795,053,067
(Cost $724,573,500)
Consumer staples 2.4%		20,126,438
Food and staples retailing 2.4%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	224,250	20,126,438
Energy 4.2%		34,160,000
Oil, gas and consumable fuels 4.2%
Kinder Morgan, Inc., 9.750%	700,000	34,160,000
Financials 53.3%		438,133,766
Banks 29.6%
Bank of America Corp., 6.375% (Z)	980,000	25,401,599
Bank of America Corp., 6.625% (Z)	360,000	9,594,000
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	630,000	16,298,100
Barclays Bank PLC, Series 3, 7.100%	192,500	4,951,100
Barclays Bank PLC, Series 5, 8.125%	360,000	9,410,400
BB&T Corp., 5.625% (Z)	770,000	20,266,400
BB&T Corp. (Callable 11-1-17), 5.200% (Z)	205,000	5,336,150
BB&T Corp. (Callable 6-1-18), 5.200%	110,000	2,933,700
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%) (Z)	137,223	4,085,129
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (Z)	195,650	5,885,152
Citigroup, Inc., Depositary Shares, Series AA, 8.125% (Z)	338,830	9,663,432
JPMorgan Chase & Co., 5.450% (Z)	490,000	12,666,500
JPMorgan Chase & Co., 5.500% (Z)	200,000	5,178,000
JPMorgan Chase & Co., 6.100% (Z)	650,000	17,621,500
JPMorgan Chase & Co., 6.300% (Z)	245,000	6,715,450
JPMorgan Chase & Co., 6.700% (Z)	35,000	976,150
Santander Holdings USA, Inc., Series C, 7.300%	500,000	12,975,000
The PNC Financial Services Group, Inc., 5.375% (Z)	180,000	4,685,400
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	311,600	9,447,712
U.S. Bancorp, 5.150% (Z)	500,000	13,530,000
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%) (Z)	10,000	260,300
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (Z)	351,000	10,765,170
Wells Fargo & Company, 6.000% (Z)	205,000	5,600,600
Wells Fargo & Company, 8.000% (Z)	1,017,000	28,730,250
Capital markets 16.4%
Deutsche Bank Contingent Capital Trust II, 6.550%	287,000	7,209,440
Deutsche Bank Contingent Capital Trust III, 7.600%	662,000	17,006,780
Morgan Stanley, 6.625% (Z)	842,557	23,086,062
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (Z)	249,227	6,980,848
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (Z)	300,000	9,048,000
State Street Corp., 5.250% (Z)	1,015,000	26,704,650
State Street Corp., 6.000% (Z)	80,000	2,243,200
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%) (Z)	25,000	735,750
The Bank of New York Mellon Corp., 5.200% (Z)	442,000	11,682,060
The Goldman Sachs Group, Inc., 5.950%	920,000	23,800,400
The Goldman Sachs Group, Inc., Series B, 6.200%	250,000	6,570,000
Consumer finance 3.9%
Capital One Financial Corp., 6.200% (Z)	80,000	2,198,400

2SEE NOTES TO FUND'S INVESTMENTS

Premium Dividend Fund

	Shares	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp., 6.700% (Z)	105,000	$3,008,250
Capital One Financial Corp., 6.250%	81,196	2,210,155
Capital One Financial Corp., 6.000% (Z)	100,000	2,612,000
SLM Corp., Series A, 6.970%	445,500	22,275,000
Insurance 1.6%
Aegon NV, 6.500%	75,000	1,990,500
Prudential Financial, Inc., 5.750% (Z)	50,000	1,341,000
Prudential PLC, 6.750%	175,000	4,739,000
W.R. Berkley Corp., 5.625%	190,377	4,911,727
Real estate investment trusts 1.8%
Senior Housing Properties Trust, 5.625%	510,000	13,086,600
Ventas Realty LP, 5.450%	63,000	1,716,750
Health care 1.9%		15,540,000
Pharmaceuticals 1.9%
Teva Pharmaceutical Industries, Ltd., 7.000%	17,500	15,540,000
Industrials 0.4%		3,561,300
Machinery 0.4%
Stanley Black & Decker, Inc., 5.750%	135,000	3,561,300
Telecommunication services 6.1%		50,328,785
Diversified telecommunication services 3.7%
Qwest Corp., 6.125%	107,500	2,765,975
Qwest Corp., 7.375%	1,021,000	26,403,060
Verizon Communications, Inc., 5.900% (Z)	60,000	1,677,000
Wireless telecommunication services 2.4%
Telephone & Data Systems, Inc., 5.875%	100,000	2,590,000
Telephone & Data Systems, Inc., 6.625%	285,000	7,652,250
Telephone & Data Systems, Inc., 6.875%	170,000	4,426,800
United States Cellular Corp., 6.950%	185,000	4,813,700
Utilities 28.4%		233,202,778
Electric utilities 23.8%
Duke Energy Corp., 5.125%	180,000	4,770,000
Entergy Arkansas, Inc., 6.450%	650,000	17,582,500
Entergy Mississippi, Inc., 6.250%	667,000	17,515,420
Gulf Power Company, 5.600%	52,400	5,429,730
HECO Capital Trust III, 6.500%	181,000	4,879,760
Interstate Power & Light Company, 5.100%	1,340,000	37,051,000
NextEra Energy Capital Holdings, Inc., 5.125%	185,000	4,808,150
NextEra Energy Capital Holdings, Inc., 5.700% (Z)	320,000	8,432,000
NSTAR Electric Company, 4.250%	13,347	1,311,343
NSTAR Electric Company, 4.780%	100,000	10,200,000
PPL Capital Funding, Inc., 5.900%	1,450,320	38,825,066
SCE Trust I, 5.625%	265,000	6,972,150
SCE Trust II, 5.100%	1,208,500	31,807,720
The Southern Company, 6.250%	155,000	4,340,000
Union Electric Company, 3.700%	12,262	1,217,770

SEE NOTES TO FUND'S INVESTMENTS3

Premium Dividend Fund

	Shares	Value
Utilities (continued)
Multi-utilities 4.6%
Baltimore Gas & Electric Company, Series 1993, 6.700%	20,250	$2,085,750
BGE Capital Trust II, 6.200%	690,000	18,222,900
DTE Energy Company, 5.250%	235,000	6,063,000
DTE Energy Company, 6.500%	180,000	4,698,000
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	255,000	6,990,519
Common stocks 48.9% (33.5% of Total investments)		$401,688,874
(Cost $267,820,642)
Energy 9.3%		76,809,831
Oil, gas and consumable fuels 9.3%
BP PLC, ADR	177,000	6,088,800
Chevron Corp.	67,000	6,866,160
ConocoPhillips	90,000	3,673,800
Kinder Morgan, Inc.	262,000	5,326,460
Royal Dutch Shell PLC, ADR, Class A	356,144	18,444,698
Spectra Energy Corp. (L)(Z)	1,012,230	36,409,913
Telecommunication services 2.9%		23,514,900
Diversified telecommunication services 2.9%
AT&T, Inc. (L)(Z)	300,000	12,987,000
Verizon Communications, Inc. (L)(Z)	190,000	10,527,900
Utilities 36.7%		301,364,143
Electric utilities 19.9%
Alliant Energy Corp.	800,000	32,200,000
American Electric Power Company, Inc. (L)(Z)	200,000	13,860,000
Avangrid, Inc. (L)(Z)	381,500	17,220,910
Duke Energy Corp. (L)(Z)	285,000	24,393,150
Eversource Energy (L)(Z)	405,000	23,688,450
FirstEnergy Corp. (L)(Z)	301,450	10,526,634
OGE Energy Corp. (L)(Z)	430,000	13,833,100
Pinnacle West Capital Corp.	50,000	3,943,500
PPL Corp.	240,000	9,050,400
The Southern Company	75,000	4,012,500
Xcel Energy, Inc. (L)(Z)	240,000	10,555,200
Gas utilities 2.0%
Atmos Energy Corp. (L)(Z)	80,000	6,383,200
ONE Gas, Inc.	42,500	2,760,800
Questar Corp. (L)(Z)	280,000	7,047,600
Multi-utilities 14.8%
Black Hills Corp.	220,000	13,870,999
CenterPoint Energy, Inc. (L)(Z)	1,065,000	25,474,800
Dominion Resources, Inc. (L)(Z)	240,000	18,724,800
DTE Energy Company (L)(Z)	250,000	24,380,000
National Grid PLC, ADR	235,000	17,025,750
NiSource, Inc.	440,000	11,290,400
Vectren Corp.	215,000	11,121,950

4SEE NOTES TO FUND'S INVESTMENTS

Premium Dividend Fund

	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 0.5% (0.3% of Total investments)					$3,901,000
(Cost $3,901,000)
U.S. Government Agency 0.3%					2,682,000
Federal Home Loan Bank Discount Note	0.150		08-01-16	2,682,000	2,682,000
				Par value^	Value
Repurchase agreement 0.2%					$1,219,000
Repurchase Agreement with State Street Corp. dated 7-29-16 at 0.030% to be repurchased at $1,219,003 on 8-1-16, collateralized by $1,235,000 Federal National Mortgage Association, 1.985% due 9-29-21 (valued at $1,245,806, including interest)				1,219,000	1,219,000
Total investments (Cost $996,295,142)† 146.1%					$1,200,642,941
Other assets and liabilities, net (46.1%)					($379,042,756)
Total net assets 100.0%					$821,600,185

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
LIBOR	London Interbank Offered Rate
(L)	A portion of this security is on loan as of 7-31-16, and is a component of the fund's leverage under the Liquidity Agreement. The value of securities on loan amounted to $230,670,766.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-16 was $529,074,196.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $997,409,971. Net unrealized appreciation aggregated to $203,232,970, of which $212,189,561 related to appreciated investment securities and $8,956,591 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2016, by major security category or type:

	Total value at 7-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Consumer staples	$20,126,438	—	$20,126,438	—
Energy	34,160,000	$34,160,000	—	—
Financials	438,133,766	438,133,766	—	—
Health care	15,540,000	15,540,000	—	—
Industrials	3,561,300	3,561,300	—	—
Telecommunication services	50,328,785	48,651,785	1,677,000	—
Utilities	233,202,778	199,963,589	33,239,189	—
Common stocks	401,688,874	401,688,874	—	—
Short-term investments	3,901,000	—	3,901,000	—
Total investments in securities	$1,200,642,941	$1,141,699,314	$58,943,627	—
Other financial instruments:
Futures	($3,085,335)	($3,085,335)	—	—
Interest rate swaps	(529,777)	—	($529,777)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of

       6

the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended July 31, 2016, the fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at July 31, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	860	Short	Sep 2016	($111,334,977)	($114,420,312)	($3,085,335)
						($3,085,335)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. (include previous sentence only if applies) Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended July 31, 2016 the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of July 31, 2016.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$82,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($469,516)
Morgan Stanley Capital Services	82,000,000	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	(60,261)
	$164,000,000				($529,777)

(a) At 7-31-16, the 3-month LIBOR rate was 0.7591%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P2Q3	07/16
This report is for the information of the shareholders of John Hancock Premium Dividend Fund.		9/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By:

/s/ Andrew G. Arnott

_________________________

Andrew G. Arnott

President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

_________________________

Andrew G. Arnott

President

Date: September 16, 2016

By:

/s/ Charles A. Rizzo

_________________________

Charles A. Rizzo

Chief Financial Officer

Date: September 16, 2016